Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 3,872	$ 3,272
Work-in-progress	477	571
Finished goods	5,573	5,411
Total	$ 9,922	$ 9,254